Employee benefits (Tables)	3 Months Ended
Mar. 31, 2020
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations
The total net employee benefit obligations as at March 31, 2020 is as follows:

€m
Balance as of January 1, 2020	237.5
Service cost	1.8
Net interest expense	0.7
Actuarial gains on pension scheme valuations	(26.1)
Benefits paid	(1.1)
Foreign exchange differences on translation	(3.4)
Balance as of March 31, 2020	209.4